Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Schedule Of Other Assets

	2011	2012
Debt issuance costs	$148,675	$133,352
Other tangible fixed assets	3,802	2,482
Receivables from aircraft manufacturer	12,990	8,203
Prepaid expenses	4,601	4,690
Other receivables	11,291	9,124
	$181,359	$157,851